Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Employment Agreement

On April 17, 2020, the Company entered into an employment agreement (“Employment Agreement”) with the Company’s Chief Executive Officer (“CEO”) pursuant to which CEO will serve as Chief Executive Officer and Chief Financial Officer of the Company. The term of the Employment Agreement will continue for a period of one year from the date of execution date thereof and automatically renews for successive one-year periods at the end of each term until either party delivers written notice of their intent not to review at least six months prior to the expiration of the then effective term. Pursuant to the terms of the Employment Agreement, the CEO was granted 7,630,949 vested shares of the Company’s common stock in April 2020, and the CEO’s base salary was increased to $120,000. In addition, the CEO shall be eligible to earn a bonus, subject to the sole discretion of the Company’s Board. On January 18, 2021, the Company entered into an amendment (the “Amendment”) to the Employment Agreement, effective as of January 1, 2021, pursuant to which the CEO’s base salary was increased from $120,000 per year to $180,000 per year.

The Employment Agreement may be terminated by either the Company or CEO at any time and for any reason upon 60 days prior written notice. Upon termination of the Employment Agreement, the CEO shall be entitled to (i) any equity award that has vested prior to the termination date, (ii) reimbursement of expenses incurred on or prior to such termination date and (iii) such employee benefits to which the CEO may be entitled as of the termination date (collectively, the “Accrued Amounts”). The Employment Agreement shall also terminate upon CEO’s death or the Company may terminate the CEO’s employment upon his disability (as defined in the Employment Agreement). Upon the termination of the CEO’s employment for death or disability, the CEO shall be entitled to receive the Accrued Amounts. The Employment Agreement also contains covenants prohibiting the CEO from disclosing confidential information with respect to the Company.

Vendor License Agreements

Commercial Evaluation License and Option Agreement with the University of Baltimore, Maryland

Effective as of July 15, 2020, through the Company’s wholly-owned subsidiary, Silo Pharma, Inc. (see Note 1), the Company entered into a commercial evaluation license and option agreement with UMB pursuant to which UMB has granted the Company an exclusive, non-sublicensable, non-transferable license to with respect to the exploration of the potential use of central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology. In addition, UMB granted the Company an exclusive, option to negotiate and obtain an exclusive, sublicensable, royalty-bearing license to with respect to the subject technology. This agreement originally was set to expire six months from July 15, 2020 but was extended and exercised on January 13, 2021. Both parties may terminate this agreement within thirty days by giving a written notice. In July 2020, the Company paid the license fee of $10,000 to UMB pursuant to this agreement which was recorded in professional fees during the year ended December 31, 2020 since the Company could not conclude that such costs would be recoverable for this early-stage venture. On February 12, 2021, the Company entered into the Master License Agreement with UMB.

On February 26, 2021, through the Company’s wholly-subsidiary, Silo Pharma, Inc., the Company entered into a commercial evaluation license and option agreement with UMB pursuant to which UMB has granted the Company an exclusive, non-sublicensable, non-transferable license to with respect to the exploration of the potential use of joint-homing peptides for use in the investigation and treatment of arthritogenic processes. In addition, UMB granted the Company an exclusive, option to negotiate and obtain an exclusive, sublicensable, royalty-bearing license to with respect to the subject technology. This agreement was to expire six months from February 26, 2021, unless sooner terminated. Both parties may terminate this agreement within thirty days by giving a written notice. On July 6, 2021, the Company entered into a First Amendment Agreement with UMB pursuant to which the term of the agreement was extended by 6 months such that the agreement shall terminate on February 25, 2022 unless earlier terminated pursuant to the terms thereof; however, if the Company exercises the option, the agreement will expire at the end of the negotiation period (as defined in the agreement) or upon execution of a master license agreement, whichever occurs first. Pursuant to the agreement, the Company paid the license fee of $10,000 to UMB in March 2021 pursuant to this agreement which was recorded in professional fees during the nine months ended September 30, 2021 since the Company could not conclude that such costs would be recoverable for this early-stage venture.

Master License Agreement with the University of Baltimore, Maryland

On February 12, 2021 (the “Master License Agreement Effective Date”), the Company entered into the Master License Agreement (the “Master License Agreement”) with UMB pursuant to which UMB granted the Company an exclusive, worldwide, sublicensable, royalty-bearing license to certain intellectual property (i) to make, have made, use, sell, offer to sell, and import certain licensed products and (ii) to use the invention titled, “Central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology” and UMB’s confidential information to develop and perform certain licensed processes for the therapeutic treatment of neuroinflammatory disease.

Pursuant to the Master License Agreement, the Company shall pay UMB (i) a license fee (ii) certain event-based milestone payments, (iii) royalty payments depending on net revenues, and (iv) a tiered percentage of sublicense income. The Company shall pay to UMB a license fee of $75,000, payable as follows: (a) $25,000 shall be due within 30 days following the Master License Agreement Effective Date; and (b) $50,000 on or before the first anniversary of the Master License Agreement Effective Date. The license fee is non-refundable, and is not creditable against any other fee, royalty, or payment. The Company shall be responsible for payment of all patent expenses in connection with preparing, filing, prosecution and maintenance of patents or patent applications relating to the patent rights. The Company paid the $25,000 license fee on February 17, 2021 which was recorded in prepaid expenses to be amortized over the 15-year term. The Company recognized amortization expense of $3,125 during the nine months ended September 30, 2021. At September 30, 2021, prepaid expense and other current assets – current amounted $5,000 and prepaid expenses – non-current amounts $16,875 as reflected in the accompanying condensed consolidated balance sheets.

Additionally, the Company agreed to pay certain royalty payments as follows:

(i)	3% on sales of Licensed Products (as defined in the Master License Agreement) during the applicable calendar year for sales less than $50,000,000; and

(ii)	5% on sales of Licensed Products during the applicable calendar year for sales greater than $50,000,000; and

Furthermore, the Company agreed to pay UMB minimum royalty payments, as follows:

Payment	Year
$-	Prior to First Commercial Sale
$-	Year of First Commercial Sale
$25,000	First calendar year following the First Commercial Sale
$25,000	Second calendar year following the First Commercial Sale
$100,000	Third calendar year following the First Commercial Sale

Furthermore, the Company agrees to pay milestone payments, as follows:

Payment	Milestone
$50,000	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product
$100,000	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product
$250,000	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product
$500,000	Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product
$1,000,000	Achievement of First Commercial Sale of Licensed Product

The Company shall pay to UMB a percentage of all sublicense income which is receivable by Company or Company affiliates as follows: (a) 25% of sublicense income which is receivable with respect to any sublicense that is executed before the filing of an NDA (or foreign equivalent) for the first licensed product; and (b) 15% of sublicense income which is receivable with respect to any sublicense that is executed after the filing of an NDA (or foreign equivalent) for the first licensed product.

The Master License Agreement will remain in effect on a Licensed Product-by-Licensed Product basis and country-by-country basis until the later of: (a) the last patent covered under the Master License Agreement expires, (b) the expiration of data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity, or other legally enforceable market exclusivity, if applicable, or (c) 10 years after the first commercial sale of a Licensed Product in that country, unless earlier terminated in accordance with the provisions of the Master License Agreement. The term of the Master License Agreement shall expire 15 years after the Master License Agreement Effective Date in which (a) there were never any patent rights, (b) there was never any data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity, or other legally enforceable market exclusivity or (c) there was never a first commercial sale of a Licensed Product.

In connection with the Sublicense Agreement with Aikido (see below), in April 2021, the Company paid $12,500, or 25% of sublicense income to UMB pursuant to the Master License Agreement. The Company recognized amortization expense of $210 and $419 during the three and nine months ended September 30, 2021, respectively. At September 30, 2021, prepaid expense and other current assets – current amounted $838 and prepaid expenses – non-current amounts $11,243 as reflected in the accompanying condensed consolidated balance sheets.

Customer License Agreements

Patent License Agreement with AIkido Pharma Inc.

On January 5, 2021, the Company entered into a patent license agreement (the “Agreement”) with Silo Pharma, Inc., a Florida corporation and wholly-owned subsidiary of the Company (collectively, the “Licensor”) and AIkido Pharma Inc. (“AIkido”), as amended on April 12, 2021, pursuant to which the Licensor granted AIkido an exclusive, worldwide (the “Territory”), sublicensable, royalty-bearing license to certain intellectual property (i) to make, have made, use, provide, import, export, lease, distribute, sell, offer for sale, develop and advertise certain licensed products and (ii) to develop and perform certain licensed processes for the treatment of cancer and symptoms caused by cancer (the “Field of Use”).

In addition, the Agreement also provided that, if the Licensor exercised the option granted to it pursuant to its commercial evaluation license and option agreement with UMB, effective as of July 15, 2020, it would grant AIkido a non-exclusive sublicense (the “Right”) to certain UMB patent rights in the field of neuroinflammatory diseases occurring in patients diagnosed with cancer (the “Field”). Pursuant to the Agreement, AIkido agreed to pay the Licensor, among other things, (i) a one-time non-refundable cash payment of $500,000 and (ii) royalty payments equal to 2% of Net Sales (as defined in the Agreement) in the Field of Use in the Territory. In addition, AIkido agreed to issue the Licensor 500 shares of its newly designated Series M Convertible Preferred Stock which were to be converted into an aggregate of 625,000 shares of the AIkido’s common stock. On April 12, 2021, the Company entered into an amendment to the Patent License Agreement with AIkido dated January 5, 2021 whereby Aikido issued an aggregate of 625,000 restricted shares of Aikido’s common stock instead of the 500 shares of the Series M Convertible Preferred Stock.

Pursuant to the Agreement, the Company is required to prepare file, prosecute, and maintain the licensed patents. Unless earlier terminated, the term of the license to the licensed patents will continue until the expiration or abandonment of all issued patents and filed patent applications within the licensed patents. The Company may terminate the Agreement upon 30 day written notice if AIkido fails to pay any amounts due and payable to the Company or if AIkido or any of its affiliates brings a patent challenge against the Company, assists others in bringing a legal or administrative challenge to the validity, scope, or enforceability of or opposes any of the licensed patents (“Patent Challenge”) against the Company (except as required under a court order or subpoena). AIkido may terminate the Agreement at any time without cause, and without incurring any additional penalty, (i) by providing at least 30 days’ prior written notice and paying the Company all amounts due to it through such termination effective date. Either party may terminate the Agreement for material breaches that have failed to be cured within 60 days after receiving written notice. The Company collected the non-refundable cash payment of $500,000 on January 5, 2021 which was recorded in deferred revenues to be recognized as revenues over the term of the Agreement.

With respect to a vote of AIkido’s stockholders to approve a reverse split of its common stock no later than December 31, 2021 only (“Reverse Stock Split Vote”), each share of the Series M Convertible Preferred Stock shall be entitled to such number of votes equal to 20,000 shares of AIkido’s common stock. In addition, each share of the Series M Convertible Preferred Stock shall be convertible, at any time after the earlier of (i) the date that the Reverse Stock Split Vote is approved by AIkido’s stockholders and (ii) December 31, 2021, at the option of the holder, into such number of shares of AIkido’s common stock determined by dividing the Stated Value by the Conversion Price. “Stated Value” means $1,000. “Conversion Price” means $0.80, subject to adjustment.

The Company valued the 500 Series M Convertible Preferred stock which was equivalent into AIkido’s 625,000 shares of common stock at a fair value of $0.85 per common share or $531,250 based quoted trading price of AIkido’s common stock on the date of grant. The Company recorded an equity investment of $531,250 (see Note 3) and deferred revenue of $531,250 to be recognized as revenues over the term of the license. Accordingly, the Company recorded a total deferred revenue of $1,031,250 ($500,000 cash received and $531,250 value of securities received) to be recognized as revenues over the 15-year term. The Company recognized revenues of $17,188 and $51,562 during the three and nine months ended September 30, 2021, respectively. At September 30, 2021, deferred revenue – current portion amounted $68,750 and deferred revenue – long-term portion amounted $910,937 as reflected in the accompanying condensed consolidated balance sheets.

The Right shall be to the full extent permitted by and on terms and conditions required by UMB for a term consistent with the term of patent and technology licenses that UMB normally grants. In the event that the Company exercises its option and executes a license with UMB to the UMB patent rights within 40 days after the execution of such UMB license, for consideration to be agreed upon and paid by AIkido, which consideration shall in no event exceed 110% of any fee payable by the Company to UMB for the right to sublicense the UMB patent rights. The Company shall grant AIkido a nonexclusive sublicense in the United States to the UMB patent rights in the Field, subject to the terms of any UMB license Licensor obtains, including any royalty obligations on sublicensees required under any such sublicense. The option was exercised on January 13, 2021. Accordingly, on April 6, 2021, the Company entered into the Sublicense Agreement with AIkido pursuant to which it granted AIkido a worldwide exclusive sublicense to its licensed patents under the Master License Agreement.

Sublicense Agreement with AIkido Pharma Inc.

On April 6, 2021 (the “Sublicense Agreement Effective Date”), the Company entered into the Sublicense Agreement with AIkido pursuant to which the Company granted AIkido an exclusive worldwide sublicense to (i) make, have made, use, sell, offer to sell and import the Licensed Products (as defined below) and (ii) in connection therewith to (A) use an invention known as “Central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology” which was sublicensed to the Company pursuant to the Master License Agreement  and (B) practice certain patent rights (“Patent Rights”) for the therapeutic treatment of neuroinflammatory disease in cancer patients. “Licensed Products” means any product, service, or process, the development, making, use, offer for sale, sale, importation, or providing of which: (i) is covered by one or more claims of the Patent Rights; or (ii) contains, comprises, utilizes, incorporates, or is derived from the Invention or any technology disclosed in the Patent Rights.

Pursuant to the Sublicense Agreement, AIkido agreed to pay us (i) an upfront license fee of $50,000, (ii) the same sales-based royalty payments that the Company is subject to under the Master License Agreement and (iii) total milestone payments of up to $1.9 million. The Sublicense Agreement shall continue on a Licensed Product-by-Licensed Product and country-by-country basis until the later of (i) the date of expiration of the last to expire claim of the Patent Rights covering such Licensed Product in such country, (ii) the expiration of data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity or other legally enforceable market exclusivity, if applicable and (iii) 10 years after the first commercial sale of a Licensed Product in that country, unless terminated earlier pursuant to the terms of the Sublicense Agreement. Furthermore, the Sublicense Agreement shall expire 15 years after the Sublicense Agreement Effective Date with respect to any country in which (i) there were never any Patent Rights, (ii) there was never any data protection, new chemical entity, orphan drug exclusivity, regulatory exclusivity or other legally enforceable market exclusivity with respect to a Licensed Product and (ii) there was never a commercial sale of a Licensed Product, unless such agreement is earlier terminated pursuant to its terms. The Company collected the upfront license fee of $50,000 in April 2021. The Company recognized revenues of $838 and $1,675 during the three and nine months ended September 30, 2021, respectively. At September 30, 2021, deferred revenue – current portion amounted $3,353 and deferred revenue – long-term portion amounted $44,972 as reflected in the accompanying condensed consolidated balance sheets.

Sponsored Study and Research Agreements

Investigator-Sponsored Study Agreement with Maastricht University of the Netherlands

On November 1, 2020, the Company entered into an investigator-sponsored study agreement (the “Study Agreement”) with Maastricht University of the Netherlands. The research project is a clinical study to examine the effects of repeated low doses of psilocybin and lysergic acid diethylamide on cognitive and emotional dysfunctions in Parkinson’s disease and to understand its mechanism of action. The Study Agreement shall terminate on October 31, 2024, unless earlier terminated pursuant to the terms thereof. The Company shall pay a total fee of 433,885 Euros ($507,602 USD) exclusive of value added tax to be amortized over the four-year term and payment schedule as follows:

Payment
1	86,777 Euros ($101,520 USD)	Upon signing the Study Agreement and was paid in December 2020
2	86,777 Euros ($101,520 USD)	Obtained approval from ethical committee
3	86,777 Euros ($101,520 USD)	Data collection has commenced
4	130,166 Euros ($152,281 USD)	First half of the participants are tested
5	43,885 Euros ($50,760 USD)	Completion of data collection and delivery of final report

In December 2020, the Company paid the first payment of $101,520 which was recorded to prepaid expense and other current assets – current of which approximately $22,318 was amortized in fiscal 2020. In September 2021, the Company notified Maastricht University of Netherlands for an early termination of this agreement. Maastricht University of Netherlands has not reached the second phase which is to obtain approval from ethical committee. The Company has no further obligation after the termination. The Company recognized remaining amortization expense of $107 and $79,202 during the three and nine months ended September 30, 2021, respectively.

Investigator-Sponsored Study Agreement with UMB

On January 5, 2021, the Company entered into an investigator-sponsored study agreement (the “Sponsored Study Agreement”) with the University of Maryland, Baltimore. The research project is a clinical study to examine a novel peptide-guided drug delivery approach for the treatment of multiple sclerosis (“MS”). More specifically, the study is designed to evaluate (1) whether MS-1-displaying liposomes can effectively deliver dexamethasone to the CNS and (2) whether MS-1-displaying liposomes are superior to plain liposomes, also known as free drug, in inhibiting the relapses and progression of experimental autoimmune encephalomyelitis. Pursuant to the Sponsored Study Agreement, the research shall commence on March 1, 2021 and will continue until substantial completion, subject to renewal upon mutual written consent of the parties. The total cost under the Sponsored Study Agreement shall not exceed $81,474 which is payable in two equal installments of $40,737 upon execution of the Sponsored Study Agreement and $40,737 upon completion of the project with an estimated project timeline of nine months. The Company paid $40,737 on January 13, 2021 which was recorded in prepaid expense to be amortized over the nine-month period. Currently, the project has not been completed due to the delays cause by the Covid-19 pandemic. The Company recognized amortization expense of $4,526 and $40,737 during the three and nine months ended September 30, 2021, respectively.

Sponsored Research Agreement with The Regents of the University of California

On June 1, 2021 (the “Effective Date”), the Company entered into a sponsored research agreement (the “Sponsored Research Agreement”) with The Regents of the University of California, on behalf of its San Francisco Campus (“UCSF”) pursuant to which UCSF shall conduct a study to examine psilocybin’s effect on inflammatory activity in humans to accelerate its implementation as a potential treatment for Parkinson’s Disease, chronic pain, and bipolar disorder. Pursuant to the Agreement, the Company shall pay UCSF a total fee of $342,850 to conduct the research over the two-year period. The Agreement shall be effective for a period of two years from the Effective Date, subject to renewal or earlier termination as set forth in the Sponsored Research Agreement. The Company paid the first payment of $40,000 pursuant to the payment schedule on the Sponsored Research Agreement on June 15, 2021 and another $40,000 on September 9, 2021 which were recorded to prepaid expense and other current assets – current to be amortized over the two-year period. The Company recognized amortization expense of $42,856 and $49,999 during the three and nine months ended September 30, 2021, respectively.

Sponsored Research Agreement with University of Maryland, Baltimore

On July 6, 2021, the Company entered into a sponsored research agreement (the “July 2021 Sponsored Research Agreement”) with UMB pursuant to which UMB shall evaluate the pharmacokinetics of dexamethasone delivered to arthritic rats via liposome.  The research pursuant to the July 2021 Sponsored Research Agreement shall commence on September 1, 2021 and will continue until the substantial completion thereof, subject to renewal upon written consent of the parties. The July 2021 Sponsored Research Agreement may be terminated by either party upon 30 days’ prior written notice to the other party. In addition, if either party commits any material breach of or defaults with respect to any terms or conditions of the July 2021 Sponsored Research Agreement and fails to remedy such default or breach within 10 business days after written notice from the other party, the party giving notice may terminate the July 2021 Sponsored Research Agreement as of the date of receipt of such notice by the other party. If the Company terminates the July 2021 Sponsored Research Agreement for any reason other than an uncured material breach by UMB, the Company shall relinquish any and all rights it may have in the Results (as defined in the July 2021 Sponsored Research Agreement) to UMB. In addition, if the July 2021 Sponsored Research Agreement is terminated early, the Company, among other things, will pay all costs incurred and accrued by UMB as of the date of termination.

Pursuant to the terms of the July 2021 Sponsored Research Agreement, UMB granted the Company an option (the “Option”) to negotiate and obtain an exclusive license to any UMB Arising IP (as defined in the July 2021 Sponsored Research Agreement) and UMB’s rights in any Joint Arising IP (as defined in the July 2021 Sponsored Research Agreement) (collectively, the “UMB IP”). The Company may exercise the Option by giving UMB written notice within 60 days after it receives notice from UMB of the UMB IP. Pursuant to the July 2021 Sponsored Research Agreement, the Company shall pay UMB the fees below:

Payment
1	$92,095	Upon execution of the July 2021 Sponsored Research Agreement
2	$92,095	Six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement
3	$92,095	Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement

The Company paid the first payment of $92,095 on September 1, 2021 which was recorded to prepaid expense and other current assets – current to be amortized over the estimated project timeline of twelve months. The Company recognized amortization expense of $23,024 during the three and nine months ended September 30, 2021.

Joint Venture Agreement with Zylö Therapeutics, Inc.

On April 22, 2021 (the “JV Effective Date”), the Company entered into a Joint Venture Agreement (the “JV Agreement”) with Zylö Therapeutics, Inc. (“ZTI”) pursuant to which the parties agreed to form a joint venture entity, to be named Ketamine Joint Venture, LLC (the “Joint Venture”), to, among other things, focus on the clinical development of ketamine using ZTI’s Z-pod™ technology (the “Venture”). Pursuant to the JV Agreement, the Company shall act as the manager (the “Manager”) of the Joint Venture. The Venture shall terminate if the development program does not meet certain specifications and milestones as set forth in the JV Agreement within 30 days of the date set forth in the JV Agreement. Notwithstanding the foregoing, the Manager may, in its sole discretion, terminate the Venture at any time.

Pursuant to the terms of the JV Agreement, (A) the Company shall contribute (1) $225,000 and (2) its expertise and the expertise of its science advisory board and (B) ZTI shall contribute (1) certain rights to certain of its patented technology as set forth in the JV Agreement, (2) a license to the know-how and trade secrets with respect to its Z-pod™ technology for the loading and release of ketamine, (3) ketamine to be used for clinical purposes, (4) reasonable use of its facilities and permits and (5) its expertise and know-how. Pursuant to the JV Agreement, 51% of the interest in the Joint Venture shall initially be owned by the Company and 49% of the interest in the Joint Venture shall initially be owned by ZTI, subject to adjustment in the event of additional contributions by either party. Notwithstanding the foregoing, in no event shall either party own more than 60% of the interest in the Joint Venture. As of September 30, 2021 and as of the current date of this report, the joint venture entity has not been formed yet.

Furthermore, pursuant to the terms of the JV Agreement, ZTI shall grant the Joint Venture a sublicense pursuant to its license agreement (the “License Agreement”) with Albert Einstein College of Medicine dated November 27, 2017, in the event that the Company or a third party makes a request indicating that the patented technology (the “Patented Technology”) licensed to ZTI pursuant to the License Agreement is needed to advance the development of the Joint Venture or it is contemplated or determined that the Patented Technology will be sold. Furthermore, pursuant to the JV Agreement, ZTI granted the Company an exclusive option to enter into a separate joint venture for the clinical development of psilocybin using ZTI’s Z-pod™ technology on the same terms and conditions set forth in the JV Agreement, which option shall expire 24 months after the JV Effective Date.

Amended Service Agreement

On September 10, 2021 (the “Effective Date”), the Company entered into an Amendment Agreement (the “Amended Service Agreement”) to a certain service agreement dated on September 8, 2020 with the University of Texas (the “University”) at Austin whereby the University will provide advisory service and assist the Company on identifying license and sponsored research opportunities for the Company. The Company shall pay the University $5,000 per quarter starting on the Effective Date. Any cost incurred will be reimbursed only after prior written consent by the Company. The term of the Amended Service Agreement is for 36 months unless earlier terminated by either party upon giving a written notice as defined in the agreement. On October 13, 2021, the Company paid $5,000.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Employment Agreement

On April 17, 2020, the Company entered into an Employment Agreement with the Company’s CEO pursuant to which CEO will continue to serve as Chief Executive Officer and Chief Financial Officer of the Company. The term of the agreement will continue for a period of one year from the date of execution and automatically renews for successive one-year periods at the end of each term until either party delivers written notice of their intent not to review at least six months prior to the expiration of the then effective term. Pursuant to the terms of the agreement, CEO’s base salary was increased to $120,000, and the CEO shall continue be entitled to earn a bonus, subject to the sole discretion of the Company’s Board. On January 18, 2021, the Company entered into an amendment (the “Amendment”) to the CEO’s employment agreement dated April 17, 2020, effective as of January 1, 2021, pursuant to which the CEO’s base salary was increased from $120,000 per year to $180,000 per year. In addition, CEO was granted 7,630,949 vested shares of the Company’s common stock in April 2020 (see Note 8).

The agreement may be terminated by either the Company or CEO at any time and for any reason upon 60 days prior written notice. Upon termination of the agreement, CEO shall be entitled to (i) any equity award that has vested prior to the termination date, (ii) reimbursement of expenses incurred on or prior to such termination date and (iii) such employee benefits to which CEO may be entitled as of the termination date (collectively, the “Accrued Amounts”). The agreement shall also terminate upon CEO’s death or the Company may terminate CEO’s employment upon his disability (as defined in the agreement). Upon the termination of CEO’s employment for death or disability, CEO shall be entitled to receive the Accrued Amounts. The agreement also contains covenants prohibiting CEO from disclosing confidential information with respect to the Company.

Commercial Evaluation License and Option Agreement with the University of Baltimore, Maryland

Recently, management has been exploring opportunities to expand its business by seeking to acquire and/or develop intellectual property or technology rights from leading universities and researchers. Effective as of July 15, 2020, through the Company’s subsidiary, Silo Pharma Inc. (see Note 1), the Company entered into a commercial evaluation license and option agreement with UMB pursuant to which UMB has granted the Company an exclusive, non-sublicensable, non-transferable license to with respect to the exploration of the potential use of central nervous system-homing peptides in vivo and their use for the investigation and treatment of multiple sclerosis and other neuroinflammatory pathology. In addition, UMB granted the Company an exclusive, option to negotiate and obtain an exclusive, sublicensable, royalty-bearing license to with respect to the subject technology. This agreement shall be effective on the effective date and shall expire six months from July 15, 2020 unless sooner terminated. Both parties may terminate this agreement within thirty days by giving a written notice. Pursuant to the agreement, the Company paid the license fee of $10,000 to UMB in July 2020 pursuant to this agreement which was recorded in professional fees during the year ended December 31, 2020 since the Company could not conclude that such costs would be recoverable for this early-stage venture. The option was extended and exercised on January 13, 2021. On February 12, 2021, the Company entered into a Master License Agreement with UMB (see Note 12).

Sponsored Study Agreement

On November 1, 2020, the Company a entered into an investigator-sponsored study agreement (the “Study Agreement”) with Maastricht University of the Netherlands. The research project is a clinical study to examine the effects of repeated low doses of psilocybin and LSD on cognitive and emotional dysfunctions in Parkinson’s disease and to understand its mechanism of action. The Study Agreement shall terminate on October 31, 2024, unless earlier terminated pursuant to the terms thereof. The Company shall pay a total fee of 433,885 Euros ($507,602 USD) exclusive of value added tax with payment schedule as follows:

Payment
1	86,777 Euros ($101,520 USD)	Upon signing the Study Agreement and was paid in December 2020
2	86,777 Euros ($101,520 USD)	Obtained approval from ethical committee
3	86,777 Euros ($101,520 USD)	Data collection has commenced
4	130,166 Euros ($152,281 USD)	First half of the participants are tested
5	43,885 Euros ($50,760 USD)	Completion of data collection and delivery of final report

In December 2020, the Company paid the first payment which was recorded to prepaid expense and other current assets to be amortized over the four-year term. The Company recognized amortization expense of $26,250 during the year ended December 31, 2020.